Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 71-0335111 001 [Member]
Notes to Financial Statements
Employee Benefit Plan, Schedule of Asset [Text Block]

Schedule I

J.B. HUNT TRANSPORT SERVICES, INC.

EMPLOYEE RETIREMENT PLAN

EIN: 71-0335111, Plan: 001

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

Column (a)	Column (b)	Column (c)	Column (e)
		Description of Investment
Party-in-		Including Maturity Date,
Interest	Identity of Issue, Borrower,	Rate of Interest, Collateral,	Current
Identification	Lessor, or Similar Party	Par, or Maturity Value	Value

	American Beacon Small Cap Value Fund (Class R5)	Mutual Fund	$19,276,883
	American Funds EuroPacific Growth Fund (Class R6)	Mutual Fund	39,733,293
	Goldman Sachs International Small Cap Insight Fund (Instl Class)	Mutual Fund	19,766,096
	American Funds New World Fund (Class R6)	Mutual Fund	8,329,842
	MFS Growth Fund (Class R6)	Mutual Fund	105,316,166
	MFS Global Real Estate Fund (Class R6)	Mutual Fund	13,416,227
	PGIM Total Return Bond Fund	Mutual Fund	16,345,454
	PIMCO Income Fund Institutional Class	Mutual Fund	5,486,072
	PIMCO Real Return Fund Institutional Class	Mutual Fund	18,747,515
	Principal Funds Inc. Small Cap Growth Fund I (Instl Class)	Mutual Fund	20,378,366
	Vanguard Equity Income Fund Admiral	Mutual Fund	52,411,138
	Vanguard Target Retirement Income Fund	Mutual Fund	2,694,208
	Vanguard Institutional Index Fund Plus	Mutual Fund	176,693,106
	Vanguard Target Retirement 2020	Mutual Fund	5,151,934
	Vanguard Target Retirement 2025	Mutual Fund	23,629,690
	Vanguard Target Retirement 2030	Mutual Fund	55,562,115
	Vanguard Target Retirement 2035	Mutual Fund	75,052,737
	Vanguard Target Retirement 2040	Mutual Fund	67,164,053
	Vanguard Target Retirement 2045	Mutual Fund	61,363,414
	Vanguard Target Retirement 2050	Mutual Fund	68,962,838
	Vanguard Target Retirement 2055	Mutual Fund	75,217,863
	Vanguard Target Retirement 2060	Mutual Fund	64,696,843
	Vanguard Target Retirement 2065	Mutual Fund	35,325,121
	Vanguard Target Retirement 2070	Mutual Fund	4,371,038
	Vanguard Mid Cap Index (Class I) Fund	Mutual Fund	34,577,032
	Vanguard Small Cap Index Fund	Mutual Fund	37,154,799
	Vanguard Total Bond Market Index Fund	Mutual Fund	32,333,331
	Vanguard Total International Stock Index Fund	Mutual Fund	39,383,691
	BlackRock Liquidty Funds FedFund	Mutual Fund	1,826,409
	BlackRock Liquidty Funds - FedFund (Premier)	Mutual Fund	483,643
*	J.B. Hunt Transport Services, Inc. Common Stock	Common Stock	249,539,519
	MissionSquare Funds of VantageTrust Stable Value Fund	Common/Collective Trust	83,455,915
*	Participant Loans	Interest rates ranging from 4.25% to 9.50% and various maturities	64,506,761
			$1,578,353,112

*	Party-in-interest

Note: Column (d) has been omitted as all investments are participant directed.